STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Jun. 30, 2025
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS

The Company uses the Black-Scholes valuation model to calculate the fair value of warrants. Weighted average annualized percentages and expected term inputs used in Black-Scholes valuations during the periods are listed below:

	Year ended June 30,
	2025(1)	2024
Expected volatility		80.06%
Risk free interest rate		4.86
Dividend yield		–
Expected term (years)		6.00

(1)	No stock options were granted during the year ended June 30, 2025.

SCHEDULE OF STOCK OPTIONS ACTIVITY

Activity in stock options during the year ended June 30, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,605,060	$4.85
Granted	–	–
Exercised	–	–
Forfeited and cancelled	(808,400)	5.60
Outstanding at June 30, 2025	796,660	4.10	7.10
Exercisable at June 30, 2025	385,189	4.71	6.08

Activity in stock options during the year ended June 30, 2024 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2023	973,400	$6.44
Granted	1,034,204	3.45			$2.24
Exercised	(100,104)	3.40		$97,593
Forfeited and cancelled	(302,440)	5.66
Outstanding at June 30, 2024	1,605,060	4.85	7.96
Exercisable at June 30, 2024	426,363	8.72	4.92

SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY

Activity in RSUs during the year ended June 30, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2024	114,666	$5.56
Granted	200,000	1.60
Vested and settled	(102,896)	5.28
Forfeited and cancelled	(11,770)	8.00
Outstanding at June 30, 2025	200,000	1.60	0.91

Activity in RSUs during the year ended June 30, 2024 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2023	193,749	$6.09
Granted	68,228	4.25
Vested and settled	(136,956)	5.55
Forfeited and cancelled	(10,355)	6.91
Outstanding at June 30, 2024	114,666	5.56	0.61

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSES

The following table summarizes stock-based compensation expense for employee and non-employee stock option and RSU grants and ESPP participation:

	Year ended June 30,
	2025	2024
Research and development	$127,000	$236,000
Selling and administrative	852,000	1,335,000
Total stock-based compensation expense	$979,000	$1,571,000

Warrant [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF STOCK WARRANT ACTIVITY

Warrant detail for the year ended June 30, 2025 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (# years)
Outstanding and exercisable at June 30, 2024	1,413,110	$6.14
Issued	-	-
Exercised	-	-
Forfeited and cancelled	–	–
Outstanding and exercisable at June 30, 2025	1,413,110	6.14	1.48

Warrant detail for the year ended June 30, 2024 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (# years)
Outstanding and exercisable at June 30, 2023	1,455,119	$6.10
Issued	41,196	3.24
Exercised	-	-
Forfeited and cancelled	(83,205)	4.00
Outstanding and exercisable at June 30, 2024	1,413,110	6.14	2.48

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS

The Company uses the Black-Scholes valuation model to calculate the fair value of warrants. The fair value of warrants was measured at the issuance date using the assumptions in the table below:

	Year ended June 30,
	2025(1)	2024
Expected volatility		83.70%
Risk free interest rate		4.65%
Dividend yield		-%
Expected term (years)		5.00

(1)	No warrants were issued during the year ended June 30, 2025.